UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Discovery Capital Management, LLC

Address:    20 Marshall Street
            South Norwalk, CT 06854


13F File Number: 028-12212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Robert Citrone
Title:  Managing Member
Phone:  (203) 838-3188


Signature, Place and Date of Signing:

/s/ Robert Citrone          South Norwalk, Connecticut      November 8, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total: $850,205
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number    Name

1.        028-12213               Discovery Global Opportunity Master Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2007

COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                            VALUE      SHRS OR   SH/ PUT/   INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS      CUSIP   (X$1000)    PRN AMT   PRN CALL   DISCRETION  MGRS    SOLE  SHARED  NONE
AMERICA MOVIL SAB DE CV         SPON ADR L SHS   02364W105   87686    1370100    SH             SOLE           1370100    0      0
BANCO MACRO SA                  SPON ADR B       05961W105    3909     132900    SH             SOLE            132900    0      0
BANCOLOMBIA S A                 SPON ADR PREF    05968L102   45572    1315200    SH             SOLE           1315200    0      0
BRASIL TELECOM PARTICIPACOES    SPON ADR PFD     105530109    5000      67000    SH             SOLE             67000    0      0
BRASIL TELECOM SA               SPONS ADR PFD    10553M101    1325      47000    SH             SOLE             47000    0      0
CEMEX SAB DE CV                 SPON ADR NEW     151290889   10263     343000    SH             SOLE            343000    0      0
CHESAPEAKE ENERGY CORP          COM              165167107    4725     134000    SH             SOLE            134000    0      0
COMPANHIA VALE DO RIO DOCE      SPON ADR PFD     204412100   19005     668000    SH             SOLE            668000    0      0
COMPANHIA VALE DO RIO DOCE      SPONSORED ADR    204412209   13572     400000    SH             SOLE            400000    0      0
CISCO SYS INC                   COM              17275R102   11973     361400    SH             SOLE            361400    0      0
CISCO SYS INC                   COM              17275R102   43069    1300000    SH  CALL       SOLE           1300000    0      0
CITIGROUP INC                   COM              172967101   19415     416000    SH             SOLE            416000    0      0
COPA HOLDINGS SA                CL A             P31076105   16228     405200    SH             SOLE            405200    0      0
COSAN LTD                       SHS A            G25343107   25052    1942000    SH             SOLE           1942000    0      0
CREDICORP LTD                   COM              G2519Y108   28800     425400    SH             SOLE            425400    0      0
EMPRESA DIST Y COMERCIAL NOR    SPON ADR         29244A102   12759     539250    SH             SOLE            539250    0      0
SELECT SECTOR SPDR TR           SBI INT-FINL     81369Y605   39725    1157500    SH             SOLE           1157500    0      0
FOCUS MEDIA HLDG LTD            SPONSORED ADR    34415V109  152848    2634400    SH             SOLE           2634400    0      0
FREEPORT-MCMORAN COPPER & GO    COM              35671D857   28740     274000    SH             SOLE            274000    0      0
GRUPO TELEVISA SA DE CV         SP ADR REP ORD   40049J206   24076     996100    SH             SOLE            996100    0      0
HOME INNS & HOTELS MGMT INC     SPON ADR         43713W107    9330     268100    SH             SOLE            268100    0      0
INTEROIL CORP                   COM              460951106     790      25000    SH             SOLE             25000    0      0
ISHARES INC                     MSCI BRAZIL      464286400    3236      44000    SH             SOLE             44000    0      0
ISHARES INC                     MSCI HONG KONG   464286871    5888     280000    SH             SOLE            280000    0      0
ISHARES TR                      MSCI EMERG MKT   464287234   58495     391400    SH             SOLE            391400    0      0
ISHARES TR                      RUSL 2000 GROW   464287648    5619      66000    SH             SOLE             66000    0      0
ISHARES TR                      S&P 100 IDX FD   464287101   11230     157000    SH             SOLE            157000    0      0
LEHMAN BROS HLDGS INC           COM              524908100    1667      27000    SH             SOLE             27000    0      0
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR    71654V408   25217     334000    SH             SOLE            334000    0      0
POWERSHARES QQQ TRUST           UNIT SER 1       73935A104    6015     117000    SH             SOLE            117000    0      0
QUALCOMM INC                    COM              747525103   21789     515600    SH             SOLE            515600    0      0
QUALCOMM INC                    COM              747525103    6846     162000    SH      CALL   SOLE            162000    0      0
SEAGATE TECHNOLOGY              SHS              G7945J104      18      18080    SH             SOLE             18080    0      0
SEARS HLDGS CORP                COM              812350106    9476      74500    SH             SOLE             74500    0      0
SMITHFIELD FOODS INC            COM              832248108   23752     754000    SH      CALL   SOLE            754000    0      0
SOLARFUN POWER HOLDINGS CO L    SPONSORED ADR    83415U108   12411     939313    SH             SOLE            939313    0      0
SONY CORP                       ADR NEW          835699307   27553     573300    SH             SOLE            573300    0      0
TELEMIG CELULAR PART S A        SPON ADR PFD     87944E105     286       4878    SH             SOLE              4878    0      0
TERNIUM SA                      SPON ADR         880890108    1476      47000    SH             SOLE              4700    0      0
UNIBANCO-UNIAO DE BANCOS BRA    GDR REP PFD UT   90458E107   23942     182000    SH             SOLE            182000    0      0
UTSTARCOM INC                   COM              918076100    1427     390000    SH             SOLE            390000    0      0

                                                            850205
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